Securitizations and Variable Interest Entities, Unconsolidated VIEs (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Variable Interest Entity [Line Items]
Total loans	$ 955,871	$ 895,394
Equity securities	64,414	72,886
Securitizations and Variable Interest Entities Textual [Abstract]
Trading debt securities	86,155	88,265
Commercial Portfolio Segment [Member]
Variable Interest Entity [Line Items]
Total loans	557,516	513,120
VIEs that we do not consolidate [Member] | Excluding resecuritization [Member]
Variable Interest Entity [Line Items]
Assets, nonconsolidated VIE	162,265	155,167
Maximum exposure to loss	9,967	10,414
VIEs that we do not consolidate [Member] | Excluding resecuritization [Member] | Nonconforming mortgage loan securitizations [Member]
Variable Interest Entity [Line Items]
Assets, nonconsolidated VIE	154,464	146,482
Maximum exposure to loss	3,050	3,341
VIEs that we do not consolidate [Member] | Excluding resecuritization [Member] | Other [Member]
Variable Interest Entity [Line Items]
Assets, nonconsolidated VIE	2,174	3,196
Maximum exposure to loss	585	874
VIEs that we do not consolidate [Member] | Excluding resecuritization [Member] | Commercial Portfolio Segment [Member] | Commercial real estate loans [Member]
Variable Interest Entity [Line Items]
Assets, nonconsolidated VIE	5,627	5,489
Maximum exposure to loss	6,332	6,199
VIEs that we do not consolidate [Member] | Excluding resecuritization [Member] | Loans [Member]
Variable Interest Entity [Line Items]
Maximum exposure to loss	5,903	6,012
VIEs that we do not consolidate [Member] | Excluding resecuritization [Member] | Loans [Member] | Nonconforming mortgage loan securitizations [Member]
Variable Interest Entity [Line Items]
Maximum exposure to loss	0	0
VIEs that we do not consolidate [Member] | Excluding resecuritization [Member] | Loans [Member] | Other [Member]
Variable Interest Entity [Line Items]
Maximum exposure to loss	292	531
VIEs that we do not consolidate [Member] | Excluding resecuritization [Member] | Loans [Member] | Commercial Portfolio Segment [Member] | Commercial real estate loans [Member]
Variable Interest Entity [Line Items]
Maximum exposure to loss	5,611	5,481
VIEs that we do not consolidate [Member] | Excluding resecuritization [Member] | Securities [Member] | Debt securities [Member]
Variable Interest Entity [Line Items]
Maximum exposure to loss	2,421	2,623
VIEs that we do not consolidate [Member] | Excluding resecuritization [Member] | Securities [Member] | Equity securities [Member]
Variable Interest Entity [Line Items]
Maximum exposure to loss	43	62
VIEs that we do not consolidate [Member] | Excluding resecuritization [Member] | Securities [Member] | Nonconforming mortgage loan securitizations [Member] | Debt securities [Member]
Variable Interest Entity [Line Items]
Maximum exposure to loss	2,420	2,620
VIEs that we do not consolidate [Member] | Excluding resecuritization [Member] | Securities [Member] | Nonconforming mortgage loan securitizations [Member] | Equity securities [Member]
Variable Interest Entity [Line Items]
Maximum exposure to loss	0	0
VIEs that we do not consolidate [Member] | Excluding resecuritization [Member] | Securities [Member] | Other [Member] | Debt securities [Member]
Variable Interest Entity [Line Items]
Maximum exposure to loss	1	3
VIEs that we do not consolidate [Member] | Excluding resecuritization [Member] | Securities [Member] | Other [Member] | Equity securities [Member]
Variable Interest Entity [Line Items]
Maximum exposure to loss	43	62
VIEs that we do not consolidate [Member] | Excluding resecuritization [Member] | Securities [Member] | Commercial Portfolio Segment [Member] | Commercial real estate loans [Member] | Debt securities [Member]
Variable Interest Entity [Line Items]
Maximum exposure to loss	0	0
VIEs that we do not consolidate [Member] | Excluding resecuritization [Member] | Securities [Member] | Commercial Portfolio Segment [Member] | Commercial real estate loans [Member] | Equity securities [Member]
Variable Interest Entity [Line Items]
Maximum exposure to loss	0	0
VIEs that we do not consolidate [Member] | Excluding resecuritization [Member] | All other assets [Member]
Variable Interest Entity [Line Items]
Maximum exposure to loss	654	751
VIEs that we do not consolidate [Member] | Excluding resecuritization [Member] | All other assets [Member] | Nonconforming mortgage loan securitizations [Member]
Variable Interest Entity [Line Items]
Maximum exposure to loss	617	694
VIEs that we do not consolidate [Member] | Excluding resecuritization [Member] | All other assets [Member] | Other [Member]
Variable Interest Entity [Line Items]
Maximum exposure to loss	21	49
VIEs that we do not consolidate [Member] | Excluding resecuritization [Member] | All other assets [Member] | Commercial Portfolio Segment [Member] | Commercial real estate loans [Member]
Variable Interest Entity [Line Items]
Maximum exposure to loss	16	8
VIEs that we do not consolidate [Member] | Excluding resecuritization [Member] | Debt, guarantees, and other commitments [Member]
Variable Interest Entity [Line Items]
Maximum exposure to loss	946	966
VIEs that we do not consolidate [Member] | Excluding resecuritization [Member] | Debt, guarantees, and other commitments [Member] | Nonconforming mortgage loan securitizations [Member]
Variable Interest Entity [Line Items]
Maximum exposure to loss	13	27
VIEs that we do not consolidate [Member] | Excluding resecuritization [Member] | Debt, guarantees, and other commitments [Member] | Other [Member]
Variable Interest Entity [Line Items]
Maximum exposure to loss	228	229
VIEs that we do not consolidate [Member] | Excluding resecuritization [Member] | Debt, guarantees, and other commitments [Member] | Commercial Portfolio Segment [Member] | Commercial real estate loans [Member]
Variable Interest Entity [Line Items]
Maximum exposure to loss	705	710
VIEs that we do not consolidate [Member] | Excluding resecuritization [Member] | Carrying value [Member]
Variable Interest Entity [Line Items]
Total loans	5,903	6,012
Debt securities	2,421	2,623
Equity securities	43	62
All other assets	654	751
Debt and other liabilities	(13)	(1)
Net assets	9,008	9,447
Securitizations and Variable Interest Entities Textual [Abstract]
Trading debt securities	172	352
VIEs that we do not consolidate [Member] | Excluding resecuritization [Member] | Carrying value [Member] | Nonconforming mortgage loan securitizations [Member]
Variable Interest Entity [Line Items]
Total loans	0	0
Debt securities	2,420	2,620
Equity securities	0	0
All other assets	617	694
Debt and other liabilities	(13)	0
Net assets	3,024	3,314
VIEs that we do not consolidate [Member] | Excluding resecuritization [Member] | Carrying value [Member] | Other [Member]
Variable Interest Entity [Line Items]
Total loans	292	531
Debt securities	1	3
Equity securities	43	62
All other assets	21	49
Debt and other liabilities	0	(1)
Net assets	357	644
VIEs that we do not consolidate [Member] | Excluding resecuritization [Member] | Carrying value [Member] | Commercial Portfolio Segment [Member] | Commercial real estate loans [Member]
Variable Interest Entity [Line Items]
Total loans	5,611	5,481
Debt securities	0	0
Equity securities	0	0
All other assets	16	8
Debt and other liabilities	0	0
Net assets	$ 5,627	$ 5,489